Trade Receivables and Contract Assets - Summary of Allowances for Expected Credit Losses on Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables And Contract Assets [Abstract]
At January 1	€ 5,961	€ 6,544
Accruals	1,489	683
Releases	(807)	(1,453)
Utilizations	(21)	(19)
Exchange differences and other changes	34	206
At December 31	€ 6,656	€ 5,961